Discontinued Operations Discontinued Operations (Notes)	12 Months Ended
Dec. 31, 2017
Discontinued Operations Assets and Liabilities [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
16. DISCONTINUED OPERATIONS
On June 20, 2018, NWN Gas Storage, our wholly-owned subsidiary, entered into a Purchase and Sale Agreement that provides for the sale by NWN Gas Storage of all of the membership interests in Gill Ranch. Gill Ranch owns a 75% interest in the natural gas storage facility located near Fresno, California known as the Gill Ranch Gas Storage Facility. Pacific Gas and Electric Company (PG&E) owns the remaining 25% interest in the Gill Ranch Gas Storage Facility. The CPUC regulates Gill Ranch under a market-based rate model which allows for the price of storage services to be set by the marketplace. The CPUC also regulates the issuance of securities, system of accounts, and regulates intrastate storage services.
The agreement provides for an initial cash purchase price of $25 million (subject to a working capital adjustment), plus potential additional payments to NWN Gas Storage of up to $26.5 million in the aggregate if Gill Ranch achieves certain economic performance levels for the first three full gas storage years (April 1 of one year through March 31 of the following year) occurring after the closing and the remaining portion of the gas storage year during which the closing occurs.
We expect the transaction to close within 12 months of signing and in 2019. The closing of the transaction is subject to approval by CPUC and other customary closing conditions.
As a result of our strategic shift away from merchant gas storage and the significance of Gill Ranch's financial results in 2017, we have concluded that the pending sale of Gill Ranch qualifies as assets and liabilities held for sale and discontinued operations. As such, the assets and liabilities associated with Gill Ranch have been classified as discontinued operations assets and discontinued operations liabilities, respectively, and, the results of Gill Ranch are presented separately, net of tax, as discontinued operations from the results of continuing operations for all periods presented. The expenses included in the results of discontinued operations are the direct operating expenses incurred by Gill Ranch that may be reasonably segregated from the costs of our continuing operations.
The following table presents the carrying amounts of the major components of Gill Ranch that are classified as discontinued operations assets and liabilities on our consolidated balance sheets:

In thousands	2017	2016
Assets:
Accounts receivable	$2,126	$1,944
Inventories	396	366
Other current assets	535	650
Property, plant, and equipment	10,816	235,676
Less: Accumulated depreciation	—	28,475
Other non-current assets	1	254
Discontinued operations - current assets	3,057	2,960
Discontinued operations - non-current assets	10,817	207,455
Total discontinued operations assets	$13,874	$210,415

Liabilities:
Accounts payable	$1,287	$742
Other current liabilities	306	489
Other non-current liabilities	12,043	12,287
Discontinued operations - current liabilities	1,593	1,231
Discontinued operations - non-current liabilities	12,043	12,287
Total discontinued operations liabilities	$13,636	$13,518

The following table presents the operating results of Gill Ranch, which was reported within our gas storage segment historically, and is presented net of tax on our consolidated statements of comprehensive income:

In thousands, except per share data	2017	2016	2015
Revenues	$7,135	$7,794	$5,903
Expenses
Operations and maintenance	7,245	6,643	6,172
General taxes	1,373	1,295	1,319
Depreciation and amortization	4,525	4,685	5,201
Other expenses and interest	975	992	3,687
Impairment expense	192,478	—	—
Total expenses	206,596	13,615	16,379
Loss from discontinued operations before income tax	(199,461)	(5,821)	(10,476)
Income tax benefit(1)	(71,765)	(2,297)	(4,153)
Loss from discontinued operations, net of tax	$(127,696)	$(3,524)	$(6,323)

Loss from discontinued operations per share of common stock:
Basic	$(4.45)	$(0.13)	$(0.23)
Diluted	$(4.44)	$(0.13)	$(0.23)

(1)
2017 income tax benefit includes approximately $18 million of tax benefit from the enactment of the TCJA. The TCJA was enacted December 22, 2017 and resulted in the federal tax rate changing from 35% to 21%.